Provisions - Spanish entities - Post employment plans and other similar obligations (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) employee	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Employee Benefits
Number of employees accepted the pre-retirement and voluntary redundancy offers | employee	3,571
Provisions recognized to cover expenses of pre-retirement and voluntary redundancy offers	€ 688	$ 209		$ 248
Contributions to defined contribution pension funds | €	€ 292		€ 287		€ 271
Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	(9.08%)
SPAIN
Employee Benefits
Contributions to defined contribution pension funds	€ 89	$ 87		$ 90
Actuarial assumptions
Annual discount rate	0.80%	1.55%	1.55%
SPAIN | Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Percentage of reasonably possible increase in actuarial assumption	0.50%
Provision for pensions and other employment defined benefit obligations | SPAIN
Actuarial assumptions
Annual discount rate	0.80%	1.55%	1.55%
Mortality tables	PERM/F-2000	PERM/F-2000	PERM/F-2000	PERM/F-2000	PERM/F-2000
Cumulative annual CPI growth	1.00%	1.00%	1.00%	1.00%	1.00%
Annual pension increase rate	1.00%	1.00%	1.00%	1.00%	1.00%
Sensitivity analysis for actuarial assumptions
Expected rate of return on plan assets	0.80%	1.55%	1.55%	1.40%	1.40%
Expected rate of return on reimbursement rights	0.80%	1.55%	1.55%	1.40%	1.40%
Provision for pensions and other employment defined benefit obligations | SPAIN | Minimum
Actuarial assumptions
Annual discount rate				1.38%	1.38%
Annual salary increase rate				1.25%	1.25%
Provision for pensions and other employment defined benefit obligations | SPAIN | Maximum
Actuarial assumptions
Annual discount rate				1.40%	1.40%
Annual salary increase rate				1.75%	1.75%
Provision for pensions and other employment defined benefit obligations | SPAIN | Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	5.50%
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	(5.02%)
Provision for other long term employee benefits | SPAIN
Actuarial assumptions
Annual discount rate	0.80%	1.55%	1.55%	1.40%	1.40%
Mortality tables	PERM/F-2000	PERM/F-2000	PERM/F-2000	PERM/F-2000	PERM/F-2000
Cumulative annual CPI growth	1.00%	1.00%	1.00%	1.00%	1.00%
Annual benefit increase rate	0.00%
Sensitivity analysis for actuarial assumptions
Expected rate of return on plan assets	0.80%	1.55%	1.55%	1.40%	1.40%
Provision for other long term employee benefits | SPAIN | Minimum
Actuarial assumptions
Annual benefit increase rate		0.00%	0.00%	0.00%	0.00%
Provision for other long term employee benefits | SPAIN | Maximum
Actuarial assumptions
Annual benefit increase rate		1.50%	1.50%	1.50%	1.50%
Provision for other long term employee benefits | SPAIN | Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	1.14%
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)		(1.11%)	(1.11%)
Banco Popular Espanol, S.A. | Provision for pensions and other employment defined benefit obligations | SPAIN
Actuarial assumptions
Annual salary increase rate	1.25%	2.00%	2.00%